Provision for post-employment benefits - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Employer contributions (for funded plans) and benefit payments (for unfunded plans)	£ 24.0	£ 16.7	£ 20.3
Employer contributions (for funded plans) and benefit payments (for unfunded plans), expected in 2022	£ 20.0
Current pensioners (at age 65) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	22 years 3 months 18 days	22 years 3 months 18 days
Current pensioners (at age 65) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24 years	24 years
Future pensioners (current age 45) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24 years	24 years 1 month 6 days
Future pensioners (current age 45) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25 years 8 months 12 days	25 years 9 months 18 days